Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2020
Trade and other receivables
Schedule of trade and other receivables

		As of
In thousands of EUR	Note	September 30, 2020	December 31, 2019
Advances to suppliers		1,096	2,356
Trade notes and accounts receivable		13,133	17,780
Less: Allowance for impairment of trade notes and accounts receivable		(7,506)	(8,283)
Unbilled revenues		1,164	858
Other receivables		2,865	4,728
Less: Allowance for impairment of other receivables		(682)	(503)
Trade and other receivables		10,070	16,936

Schedule of movement of allowance for expected credit losses of trade notes and accounts receivables and other receivables

	ECL of trade notes
	and accounts	ECL of other
In thousands of EUR	receivable	receivables
Balance as of December 31, 2019	8,283	503
Additions	3,589	268
Reversal	(279)	(40)
Use of provision	(3,515)	—
Effect of translation	(572)	(49)
Balance as of September 30, 2020	7,506	682

Schedule of ageing analysis of trade notes and accounts receivables

					Past due but not impaired
			Total	Neither past
		Total	expected	due nor	< 30	30 - 90	>90
In thousands of EUR	Total net	gross	credit losses	impaired	days	days	days
As of September 30, 2020	5,627	13,133	(7,506)	795	2,789	722	1,321
As of December 31, 2019	9,497	17,780	(8,283)	3,291	1,554	2,515	2,137